Subsequent Events	6 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events

Note 15 – Subsequent events

On January 11, 2023, the Company, Color Sky, and Tian Jie (the “Purchaser”), entered into a certain share purchase agreement (the “Disposition SPA”). Pursuant to the Disposition SPA, the Purchaser agreed to purchase Color Sky in exchange for no consideration. The closing of the Disposition is subject to certain closing conditions including the receipt of a fairness opinion from Asia-Pacific Consulting and Appraisal Limited. On February 3, 2023, the Company completed the Disposition after the satisfaction of all closing conditions.